David Lubin & Associates, PLLC

26 East Hawthorne Avenue

Valley Stream, NY 11580

Telephone: (516) 887-8200

Facsimile: (516) 887-8250

February 12, 2007

BY EMAIL

Securities and Exchange Commission

Division of Corporate Finance

100 F Street, N.E.

Washington, D.C. 20549-4561

Attention: Sonia Barros

Re:	Premier Indemnity Holding Company
Post-effective Amendment No. 2 to Registration Statement on Form SB-2
Filed on February 2, 2007

                              File Number 333-132482

Dear Sonia,

Please find attached for your review our draft of Post-Effective Amendment No. 3 to the registration statement on Form SB-2 of Premier Indemnity Holding Corporation (the “Company”).  Both a clean copy and a blacklined copy are attached for your convenience.

We have prepared the attached amendment in accordance with your comments during our telephone conversation last Friday, February 9, 2007 to Post-Effective Amendment No. 2 filed by the Company with the Commission on February 2, 2007.  In accordance with such comments, we have made the following revisions:

1.  In the executive compensation section, we added a footnote to both the summary compensation table and the director compensation table describing how the stock grants were valued.

2.  In the executive compensation section, we revised the statement providing that the Company plans to pay directors $20,000 to clarify that it will begin making such payments after it completes the offering described in the SB-2/A.

3.  In the executive compensation section, we have added a new section describing how the Company determined that the shares issued to directors on February 2, 2006 were valued at $0.0115.  We also clarified that such value has been adjusted to reflect the November 30, 2006 reverse stock split.

4.  All discussions of the shares issued to the directors on February 2, 2006 have been revised so that the number of shares issued has been adjusted to reflect the November 30, 2006 reverse stock split.

5.  We revised the section on related transactions to clarify each related party’s relationship to the company.

6.  We revised the section on related transactions to disclose whether any payments were made by the Company to holders of promissory notes discussed in such section for repayment of principal or interest.

7.  Each discussion of the Company’s agreements with Waterstreet have been revised to disclose the amounts required to be paid by the Company to Waterstreet pursuant to such agreements.

As we discussed last Friday, upon your confirmation that our revisions address your comments and that no further revisions are necessary, we will file it with the SEC.  Should you require further information, please do not hesitate to contact me.  Thank you very much for your assistance in this matter.

Regards,

/s/ George Choriatis
George Choriatis